Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry forwards	$ 9,182,070	$ 8,298,115
Bad debt allowance	2,680	1,121
Accrued liabilities	8,176	7,404
Depreciation and amortization	38,679	46,231
Inventory reserves	3,370	9,558
Stock based compensation	145,219	8,653
Total deferred tax assets	9,380,194	8,371,082
Valuation allowance	(9,380,194)	(8,371,082)
Deferred tax assets, net